SCHEDULE OF RIGHT-OF-USE ASSET AND RELATED LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Right-of-use asset	$ 1,294,442	$ 1,485,023	$ 1,158,776
Operating lease liabilities, current	428,789	423,495	277,142
Operating lease liabilities, non-current	865,653	1,061,528	881,634
Total operating lease liabilities	$ 1,294,442	$ 1,485,023	$ 1,158,776